Assets and Liabilities of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 16	$ 1,269
Accounts receivable, net	787	3,419
Inventories	471	1,283
Other current assets	27	619
Property and equipment	13	3,003
Goodwill	1,310	20,606
Intangible assets		206
Total assets of discontinued operations	2,624	30,405
Liabilities:
Accounts payable	418	3,121
Liability for consumer cards		5,811
Liability to related party		454
Deferred revenue	966	2,202
Accrued expenses and other liabilities	246	3,203
Financial liabilities		5,318
Other long-term liabilities		1,304
Total liabilities of discontinued operations	$ 1,630	$ 21,413